Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (loss) for the year	R$ (10,528,499)	R$ (9,095,107)	R$ 24,615,555
Hedge accounting loss	(2,409)	(1,152)
Actuarial gains (losses)	579,956	(9,904)	104,848
Exchange gains (losses) on investment abroad	99,966	(16,372)	(110,098)
Comprehensive income (loss) for the year from continuing operations	(9,850,986)	(9,122,535)	24,610,305
Effect of taxes on other comprehensive income: Actuarial loss			(35,875)
Comprehensive income of discontinued operations	178	109	667
Total comprehensive income (loss) for the year	(9,850,808)	(9,122,426)	24,575,097
Comprehensive income (loss) attributable to owners of the Company	(9,898,834)	(9,025,115)	24,625,063
Comprehensive income (loss) attributable to non-controlling interests	R$ 48,026	R$ (97,311)	R$ (49,966)